Stockholders' (Deficit) Equity (Preferred Stock Conversion) (Details) - USD ($)		2 Months Ended	12 Months Ended
	Aug. 22, 2016	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015	Oct. 10, 2016	Sep. 30, 2016	May 09, 2016	Dec. 03, 2015
Class of Stock [Line Items]
Shares issued (shares)								437,500.0
Share price (in dollars per share)								$ 9.4
Proceeds from issuance of stock			$ 200,000	$ 12,459,000
Minority interest (more than)		4.99%	4.99%
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)		3,000	3,000
Affiliated Entity
Class of Stock [Line Items]
Share price (in dollars per share)								$ 9.4
Affiliated Entity | Series C Preferred Stock
Class of Stock [Line Items]
Share price (in dollars per share)							$ 6.20
Sillerman Investment Company, LLC | Affiliated Entity | Common Stock
Class of Stock [Line Items]
Proceeds from issuance of stock		$ 7,000,000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Share price (in dollars per share)		$ 6.2	$ 6.2
Shares issued (in shares)		1,129,032.25000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement | Series C Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)		10,000,000	10,000,000
Preferred shares converted (in shares)		7,000,000
Sillerman Investment Company, LLC | Affiliated Entity | Securities Purchase Agreement | Common Stock
Class of Stock [Line Items]
Shares issued (shares)							1,129,032.25000
Mr. Sillerman | Affiliated Entity | Securities Purchase Agreement
Class of Stock [Line Items]
Minority interest (more than)							50.00%
Subsequent Event | Common Stock
Class of Stock [Line Items]
Shares issued (shares)					136,304	1,013,068
Subsequent Event | Note Exchange Agreement | Affiliated Entity
Class of Stock [Line Items]
Notes redeemed amount	$ 30,174,969
Subsequent Event | Note Exchange Agreement | Affiliated Entity | Series C Preferred Stock
Class of Stock [Line Items]
Shares issued in conversion (shares)	30,175
Conversion price (USD per share)	$ 1,000
Line of Credit Grid Note | Subsequent Event | Affiliated Entity
Class of Stock [Line Items]
Line of credit, amount outstanding	$ 900,000